Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	35-0470950
Plan number	002
Loans to participants	$ 30,484,221
EBP 002 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	4.25%
EBP 002 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	10.00%
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	98-0167031
Plan number	004
Loans to participants	$ 2,655,742
EBP 004 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	4.25%
EBP 004 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	9.50%